S000004344 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	295 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Russell 2000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	7.40%	7.82%
iShares Russell 2000 ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.35%	7.29%	7.76%
Performance Inception Date					May 22, 2000
iShares Russell 2000 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.00%	6.91%	7.35%
iShares Russell 2000 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.89%	5.63%	6.16%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.